Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CORPORATE BONDS (12.6%)

	Airlines (0.3%)

76,620	Air Canada Pass Through Trust Series 2015-1, Class B*µ 3.875%, 09/15/24	$77,060

12,167	Air Canada Pass Through Trust Series 2015-2, Class B* 5.000%, 06/15/25	12,378

50,689	Alaska Airlines Pass Through Trust Series 2020-1, Class A* 4.800%, 02/15/29	55,281

37,983	Alaska Airlines Pass Through Trust Series 2020-1, Class B*µ 8.000%, 02/15/27	42,259

20,000	American Airlines Pass Through Trust Series 2021-1, Class B 3.950%, 01/11/32	19,554

	American Airlines, Inc. / AAdvantage Loyalty IP, Ltd.*

33,000	5.500%, 04/20/26	33,804

11,000	5.750%, 04/20/29	11,280

50,000	British Airways Pass Through Trust Series 2021-1, Class B* 3.900%, 03/15/33	49,647

35,826	JetBlue Pass Through Trust Series 2020-1, Class B 7.750%, 05/15/30	41,402

23,800	Spirit Loyalty Cayman, Ltd. / Spirit IP Cayman, Ltd.* 8.000%, 09/20/25	25,815

15,433	UAL Pass Through Trust Series 2007-1 6.636%, 01/02/24	15,690

35,574	United Airlines Pass Through Trust Series 2014-2, Class B 4.625%, 03/03/24	35,890

24,232	United Airlines Pass Through Trust Series 2019-2, Class B 3.500%, 11/01/29	23,531

		443,591

	Communication Services (1.3%)

20,000	APi Escrow Corp.* 4.750%, 10/15/29	19,615

75,000	Arrow Bidco, LLC* 9.500%, 03/15/24	76,213

33,000	Beasley Mezzanine Holdings, LLC* 8.625%, 02/01/26	32,787

15,000	Cincinnati Bell Telephone Company, LLC 6.300%, 12/01/28	15,476

70,000	Consolidated Communications, Inc.* 6.500%, 10/01/28	72,299

200,000	CSC Holdings, LLC* 5.500%, 04/15/27	204,648

46,000	Cumulus Media New Holdings, Inc.*^ 6.750%, 07/01/26	47,447

PRINCIPAL AMOUNT		VALUE

	Diamond Sports Group, LLC / Diamond Sports Finance Company*

45,000	6.625%, 08/15/27	$11,897

27,000	5.375%, 08/15/26	12,535

46,000	DIRECTV Holdings, LLC / DIRECTV Financing Company, Inc.* 5.875%, 08/15/27	46,191

85,000	Embarq Corp. 7.995%, 06/01/36	87,615

	Entercom Media Corp.*^

42,000	6.500%, 05/01/27	39,951

22,000	6.750%, 03/31/29	20,703

18,000	Frontier California, Inc. 6.750%, 05/15/27	18,680

65,000	Frontier Florida, LLC 6.860%, 02/01/28	67,681

65,000	Frontier North, Inc. 6.730%, 02/15/28	67,377

44,000	Gannett Holdings, LLC* 6.000%, 11/01/26	44,872

	Go Daddy Operating Company, LLC / GD Finance Company, Inc.*

40,000	3.500%, 03/01/29	37,342

13,000	5.250%, 12/01/27	13,384

15,000	Hughes Satellite Systems Corp. 5.250%, 08/01/26	15,985

60,000	iHeartCommunications, Inc.* 5.250%, 08/15/27	61,151

	Intelsat Jackson Holdings, SA@

30,000	9.750%, 07/15/25*	13,322

25,000	5.500%, 08/01/23	11,020

29,990	Ligado Networks, LLC* 15.500%, 11/01/23 15.500% PIK rate	22,415

	Lumen Technologies, Inc.

60,000	4.000%, 02/15/27*	57,778

2,000	7.600%, 09/15/39	2,007

22,000	Match Group Holdings II, LLC* 3.625%, 10/01/31	20,199

35,000	Midas OpCo Holdings, LLC* 5.625%, 08/15/29	34,475

	Netflix, Inc.

40,000	4.875%, 06/15/30*	44,787

25,000	4.875%, 04/15/28	27,523

	Scripps Escrow II, Inc.*

23,000	3.875%, 01/15/29	21,977

11,000	5.375%, 01/15/31	10,893

85,000	Scripps Escrow, Inc.* 5.875%, 07/15/27	87,267

	Sirius XM Radio, Inc.*

65,000	5.500%, 07/01/29^	67,544

33,000	4.000%, 07/15/28	31,945

20,000	3.125%, 09/01/26	19,254

11,000	3.875%, 09/01/31	10,184

30,000	Spanish Broadcasting System, Inc.* 9.750%, 03/01/26	31,046

110,000	Sprint Corp. 7.125%, 06/15/24	119,991

35,000	Telecom Italia Capital, SA 6.000%, 09/30/34	34,467

See accompanying Notes to Schedule of Investments

Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

60,000	United States Cellular Corp. 6.700%, 12/15/33	$66,812

		1,748,755

	Consumer Discretionary (2.0%)

46,000	American Axle & Manufacturing, Inc.^ 6.875%, 07/01/28	48,397

20,000	Asbury Automotive Group, Inc.* 4.625%, 11/15/29	19,737

	Ashton Woods USA, LLC / Ashton Woods Finance Company*

39,000	6.625%, 01/15/28	41,060

27,000	4.625%, 08/01/29	26,695

11,000	4.625%, 04/01/30	10,866

10,000	At Home Group, Inc.* 4.875%, 07/15/28	9,588

13,000	Avis Budget Car Rental, LLC / Avis Budget Finance, Inc.*^ 5.375%, 03/01/29	13,055

	Bath & Body Works, Inc.

57,000	6.694%, 01/15/27	64,284

34,000	6.875%, 11/01/35	39,140

	Caesars Entertainment, Inc.*

28,000	4.625%, 10/15/29	26,862

21,000	8.125%, 07/01/27	22,616

21,000	6.250%, 07/01/25	21,782

	Carnival Corp.*

21,000	10.500%, 02/01/26	23,625

11,000	7.625%, 03/01/26	11,237

50,000	Carriage Services, Inc.* 4.250%, 05/15/29	48,810

30,000	Carvana Company* 5.625%, 10/01/25	28,618

	CCO Holdings, LLC / CCO Holdings Capital Corp.*

155,000	5.125%, 05/01/27	158,940

50,000	4.750%, 03/01/30	49,709

25,000	4.500%, 08/15/30	24,403

22,000	4.750%, 02/01/32	21,656

21,000	4.250%, 02/01/31	20,074

20,000	5.000%, 02/01/28^	20,264

15,000	4.250%, 01/15/34	13,921

39,000	Cedar Fair, LP^ 5.250%, 07/15/29	39,134

	Century Communities, Inc.

65,000	6.750%, 06/01/27	67,798

10,000	3.875%, 08/15/29*	9,580

	Dana, Inc.

22,000	4.500%, 02/15/32	21,036

12,000	4.250%, 09/01/30	11,685

	DISH DBS Corp.

41,000	7.750%, 07/01/26	42,289

30,000	7.375%, 07/01/28^	29,071

30,000	5.250%, 12/01/26*	29,132

47,000	Everi Holdings, Inc.* 5.000%, 07/15/29	46,820

200,000	Ford Motor Credit Company, LLC 2.900%, 02/16/28	191,294

	Gap, Inc.*

16,000	3.875%, 10/01/31^	14,878

2,000	3.625%, 10/01/29	1,862

	goeasy, Ltd.*

75,000	5.375%, 12/01/24	76,803

40,000	4.375%, 05/01/26^	39,877

PRINCIPAL AMOUNT		VALUE

22,000	Goodyear Tire & Rubber Company* 5.000%, 07/15/29	$22,033

22,000	Group 1 Automotive, Inc.* 4.000%, 08/15/28	21,098

53,000	Guitar Center, Inc.*& 8.500%, 01/15/26	56,453

	Liberty Interactive, LLC

45,000	8.250%, 02/01/30	46,814

25,000	8.500%, 07/15/29	26,008

	Life Time, Inc.*

50,000	5.750%, 01/15/26	50,297

33,000	8.000%, 04/15/26	33,761

28,000	Lindblad Expeditions, LLC* 6.750%, 02/15/27	28,348

	M/I Homes, Inc.

40,000	4.950%, 02/01/28	40,557

30,000	3.950%, 02/15/30	29,256

46,000	Macy’s Retail Holdings, LLC* 6.700%, 07/15/34	51,924

	Mattel, Inc.*

65,000	5.875%, 12/15/27	69,124

6,000	3.750%, 04/01/29	6,005

55,000	Midwest Gaming Borrower, LLC / Midwest Gaming Finance Corp.* 4.875%, 05/01/29	53,781

48,000	Mohegan Gaming & Entertainment* 8.000%, 02/01/26	48,871

49,000	Newell Brands, Inc. 4.700%, 04/01/26	51,411

20,000	Nordstrom, Inc.^ 5.000%, 01/15/44	17,850

22,000	Papa John’s International, Inc.*^ 3.875%, 09/15/29	20,947

50,000	Penn National Gaming, Inc.*^ 4.125%, 07/01/29	47,038

60,000	Premier Entertainment Sub, LLC / Premier Entertainment Finance Corp.* 5.625%, 09/01/29	56,440

111,000	Rite Aid Corp.* 8.000%, 11/15/26	109,091

63,000	Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed* 4.625%, 03/01/29	60,714

27,000	Sonic Automotive, Inc.* 4.625%, 11/15/29	26,377

65,000	Speedway Motorsports, LLC / Speedway Funding II, Inc.* 4.875%, 11/01/27	65,724

39,000	Taylor Morrison Communities, Inc.* 5.750%, 01/15/28	41,758

11,000	Thor Industries, Inc.* 4.000%, 10/15/29	10,529

13,000	Viking Cruises, Ltd.* 13.000%, 05/15/25	14,569

50,000	Vista Outdoor, Inc.* 4.500%, 03/15/29	48,536

45,000	VOC Escrow, Ltd.* 5.000%, 02/15/28	43,567

See accompanying Notes to Schedule of Investments

Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

11,000	Williams Scotsman International, Inc.* 4.625%, 08/15/28	$11,132

		2,596,611

	Consumer Staples (0.6%)

51,000	Central Garden & Pet Company* 4.125%, 04/30/31	48,819

63,000	Edgewell Personal Care Company* 4.125%, 04/01/29	61,890

59,000	Energizer Holdings, Inc.* 4.375%, 03/31/29	55,863

25,000	Fresh Market, Inc.* 9.750%, 05/01/23	25,618

50,000	JBS USA LUX, SA / JBS USA Finance, Inc.* 6.750%, 02/15/28	53,618

	JBS USA LUX, SA / JBS USA Food Company / JBS USA Finance, Inc.*

65,000	5.500%, 01/15/30	69,220

19,000	6.500%, 04/15/29^	20,682

	Kraft Heinz Foods Company

65,000	4.375%, 06/01/46	68,243

12,000	3.875%, 05/15/27	12,474

33,000	New Albertsons, LP 7.750%, 06/15/26	37,317

43,000	Performance Food Group, Inc.* 4.250%, 08/01/29	40,453

75,000	Pilgrim’s Pride Corp.* 5.875%, 09/30/27	78,374

	Post Holdings, Inc.*

60,000	5.750%, 03/01/27	61,679

32,000	4.625%, 04/15/30^	30,866

11,000	5.500%, 12/15/29	11,320

42,000	Prestige Brands, Inc.* 3.750%, 04/01/31	38,231

50,000	United Natural Foods, Inc.*^ 6.750%, 10/15/28	53,096

50,000	Vector Group, Ltd.* 5.750%, 02/01/29	46,359

		814,122

	Energy (1.1%)

	Antero Resources Corp.*

13,000	7.625%, 02/01/29	14,174

11,000	5.375%, 03/01/30	11,371

	Apache Corp.

45,000	5.100%, 09/01/40	47,219

23,000	4.625%, 11/15/25	24,053

	Buckeye Partners, LP

40,000	3.950%, 12/01/26	39,990

25,000	5.850%, 11/15/43	23,157

13,000	ChampionX Corp. 6.375%, 05/01/26	13,493

	Cheniere Energy Partners, LP

21,000	3.250%, 01/31/32*	19,771

10,000	4.000%, 03/01/31	10,000

23,000	Cheniere Energy, Inc. 4.625%, 10/15/28	23,367

22,000	Chesapeake Energy Corp.* 6.750%, 04/15/29	23,542

80,000	DCP Midstream Operating, LP*‡ 5.850%, 05/21/43 3 mo. USD LIBOR + 3.85%	76,536

PRINCIPAL AMOUNT		VALUE

349	Diamond Foreign Asset Company / Diamond Finance, LLC 9.000%, 04/22/27 13.000% PIK rate	$351

22,000	DT Midstream, Inc.* 4.125%, 06/15/29	21,762

	Energy Transfer, LP‡

65,000	3.334%, 11/01/66 3 mo. USD LIBOR + 3.02%	52,335

32,000	6.500%, 11/15/26^ 5 year CMT + 5.69%	32,745

	EnLink Midstream Partners, LP

60,000	6.000%, 12/15/22‡ 3 mo. USD LIBOR + 4.11%	45,545

50,000	4.850%, 07/15/26	51,424

	EQT Corp.

28,000	7.500%, 02/01/30	33,356

20,000	6.625%, 02/01/25	21,580

12,000	5.000%, 01/15/29	12,730

43,000	Genesis Energy, LP / Genesis Energy Finance Corp. 6.250%, 05/15/26	41,532

10,000	Gulfport Energy Operating Corp.* 8.000%, 05/17/26	10,759

	Gulfport Energy Operating Corp.

45,000	6.375%, 05/15/25&	—

13,753	8.000%, 05/17/26	14,796

21,000	Howard Midstream Energy Partners, LLC* 6.750%, 01/15/27	21,587

	Laredo Petroleum, Inc.^

42,000	10.125%, 01/15/28	44,436

10,000	7.750%, 07/31/29*	9,671

50,000	Magnolia Oil & Gas Operating, LLC / Magnolia Oil & Gas Finance Corp.*^ 6.000%, 08/01/26	51,222

	Moss Creek Resources Holdings, Inc.*

25,000	10.500%, 05/15/27	24,524

25,000	7.500%, 01/15/26	22,904

22,000	Murphy Oil Corp.^ 6.375%, 07/15/28	22,788

	New Fortress Energy, Inc.*

40,000	6.750%, 09/15/25	37,920

22,000	6.500%, 09/30/26	20,649

10,000	Oasis Midstream Partners, LP / OMP Finance Corp.* 8.000%, 04/01/29	10,691

	Occidental Petroleum Corp.

158,000	4.300%, 08/15/39	149,771

22,000	5.875%, 09/01/25^	23,533

69,000	Par Petroleum, LLC / Par Petroleum Finance Corp.* 7.750%, 12/15/25	70,134

40,000	Parkland Corp.* 5.875%, 07/15/27	41,258

50,000	Plains All American Pipeline, LP‡ 6.125%, 11/15/22 3 mo. USD LIBOR + 4.11%	42,314

50,000	Rockcliff Energy II, LLC* 5.500%, 10/15/29	50,422

11,000	Southwestern Energy Company 4.750%, 02/01/32	11,002

11,000	Sunoco, LP / Sunoco Finance Corp.* 4.500%, 04/30/30	10,873

See accompanying Notes to Schedule of Investments

Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Venture Global Calcasieu Pass, LLC*

10,000	4.125%, 08/15/31	$10,086

10,000	3.875%, 08/15/29	10,004

25,000	Viper Energy Partners, LP* 5.375%, 11/01/27	25,800

40,000	W&T Offshore, Inc.* 9.750%, 11/01/23	39,053

39,000	Weatherford International, Ltd.* 6.500%, 09/15/28	40,445

		1,456,675

	Financials (2.2%)

	Acrisure, LLC / Acrisure Finance, Inc.*

64,000	6.000%, 08/01/29	60,829

56,000	7.000%, 11/15/25^	55,927

42,000	Aethon United BR, LP / Aethon United Finance Corp.* 8.250%, 02/15/26	44,358

73,000	AG Issuer, LLC* 6.250%, 03/01/28	75,605

	Alliant Holdings Intermediate, LLC / Alliant Holdings Co-Issuer*

110,000	6.750%, 10/15/27	108,971

10,000	5.875%, 11/01/29	9,877

10,000	4.250%, 10/15/27	9,766

	Ally Financial, Inc.

39,000	4.700%, 05/15/26‡ 5 year CMT + 3.87%	39,081

35,000	8.000%, 11/01/31	47,472

20,000	4.700%, 05/15/28‡ 7 year CMT + 3.48%	19,843

50,000	American Finance Trust, Inc. / American Finance Operating Partner, LP* 4.500%, 09/30/28	48,546

86,000	AmWINS Group, Inc.* 4.875%, 06/30/29	84,466

120,000	AssuredPartners, Inc.* 7.000%, 08/15/25	119,934

48,000	Aviation Capital Group, LLC* 3.500%, 11/01/27	48,151

88,000	BroadStreet Partners, Inc.* 5.875%, 04/15/29	83,986

	Brookfield Property REIT, Inc. / BPR Cumulus, LLC / BPR Nimbus, LLC / GGSI Sellco LLC*

85,000	4.500%, 04/01/27	80,549

56,000	5.750%, 05/15/26	56,171

	Credit Acceptance Corp.^

65,000	6.625%, 03/15/26	67,081

52,000	5.125%, 12/31/24*	52,661

15,000	Cushman & Wakefield US Borrower, LLC* 6.750%, 05/15/28	15,854

48,000	Enact Holdings, Inc.* 6.500%, 08/15/25	50,940

64,000	Global Net Lease, Inc. / Global Net Lease Operating Partnership, LP* 3.750%, 12/15/27	61,645

84,000	Greystar Real Estate Partners, LLC* 5.750%, 12/01/25	85,491

PRINCIPAL AMOUNT		VALUE

	HUB International, Ltd.*

225,000	7.000%, 05/01/26	$230,537

21,000	5.625%, 12/01/29	20,833

	Icahn Enterprises, LP / Icahn Enterprises Finance Corp.

65,000	5.250%, 05/15/27	65,559

31,000	4.375%, 02/01/29	29,511

100,000	ILFC E-Capital Trust II*‡ 3.620%, 12/21/65 3 mo. USD LIBOR + 1.80%	86,703

120,000	Iron Mountain, Inc.* 5.250%, 03/15/28	121,955

	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.*

88,000	5.250%, 10/01/25	88,538

22,000	4.750%, 06/15/29	21,558

63,000	LD Holdings Group, LLC* 6.125%, 04/01/28	56,207

	Level 3 Financing, Inc.

45,000	4.250%, 07/01/28*	43,011

35,000	5.375%, 05/01/25	35,556

22,000	3.875%, 11/15/29*	21,667

30,000	LPL Holdings, Inc.* 4.000%, 03/15/29	29,247

100,000	MetLife, Inc.^ 6.400%, 12/15/66	119,216

	Navient Corp.

95,000	5.000%, 03/15/27	92,348

50,000	4.875%, 03/15/28	47,890

	OneMain Finance Corp.

30,000	3.875%, 09/15/28	28,042

27,000	7.125%, 03/15/26	29,731

23,000	Park Intermediate Holdings, LLC / PK Domestic Property, LLC / PK Finance Co-Issuer* 5.875%, 10/01/28	23,537

51,000	PHH Mortgage Corp.* 7.875%, 03/15/26	52,472

50,000	RHP Hotel Properties, LP / RHP Finance Corp.* 4.500%, 02/15/29	48,435

	RLJ Lodging Trust, LP*

33,000	3.750%, 07/01/26	32,124

22,000	4.000%, 09/15/29	20,750

	Rocket Mortgage, LLC / Rocket Mortgage Co-Issuer, Inc.*

20,000	3.875%, 03/01/31	18,783

20,000	3.625%, 03/01/29	18,751

10,000	2.875%, 10/15/26	9,537

43,000	StoneX Group, Inc.* 8.625%, 06/15/25	45,658

	United Wholesale Mortgage, LLC*

52,000	5.500%, 04/15/29	47,651

20,000	5.750%, 06/15/27	18,955

25,000	Uniti Group, LP / Uniti Group Finance, Inc. / CSL Capital, LLC* 6.500%, 02/15/29	23,680

	XHR, LP*

47,000	6.375%, 08/15/25	48,627

22,000	4.875%, 06/01/29	21,612

		2,925,885

	Health Care (1.3%)

22,000	Acadia Healthcare Company, Inc.* 5.000%, 04/15/29	21,785

See accompanying Notes to Schedule of Investments

Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Bausch Health Americas, Inc.*

145,000	8.500%, 01/31/27	$146,741

25,000	9.250%, 04/01/26	25,829

	Bausch Health Companies, Inc.*

60,000	5.250%, 02/15/31^	47,931

50,000	5.000%, 01/30/28	42,216

20,000	5.000%, 02/15/29	16,118

16,000	6.125%, 02/01/27	16,065

13,000	7.250%, 05/30/29	11,679

23,000	Centene Corp. 3.000%, 10/15/30	22,339

22,000	Charles River Laboratories International, Inc.* 3.750%, 03/15/29	21,246

5,000	CHS/Community Health Systems, Inc.* 5.250%, 05/15/30	4,981

	CHS/Community Health Systems, Inc.*

88,000	6.125%, 04/01/30^	84,076

60,000	8.000%, 03/15/26	62,631

25,000	6.875%, 04/15/29	24,820

	DaVita, Inc.*

68,000	4.625%, 06/01/30	66,271

52,000	3.750%, 02/15/31	47,822

33,000	Embecta Corp.* 5.000%, 02/15/30	33,065

	Encompass Health Corp.

20,000	4.750%, 02/01/30	19,901

20,000	4.500%, 02/01/28	19,921

52,000	HCA, Inc. 7.500%, 11/06/33	71,839

200,000	Jazz Securities DAC* 4.375%, 01/15/29	198,112

75,000	Mallinckrodt International Finance, SA / Mallinckrodt CB, LLC* 5.625%, 10/15/23	40,144

	Mozart Debt Merger Sub, Inc.*

55,000	3.875%, 04/01/29	53,046

53,000	5.250%, 10/01/29	51,578

200,000	Organon & Company / Organon Foreign Debt Co-Issuer, BV* 5.125%, 04/30/31	200,056

62,000	Team Health Holdings, Inc.*^ 6.375%, 02/01/25	55,901

	Tenet Healthcare Corp.

120,000	6.250%, 02/01/27*	123,084

70,000	6.875%, 11/15/31	76,303

65,000	4.875%, 01/01/26*	65,348

31,000	4.625%, 07/15/24	31,140

16,000	4.375%, 01/15/30*	15,451

55,000	Teva Pharmaceutical Finance Netherlands III, BV 3.150%, 10/01/26	50,587

		1,768,026

	Industrials (2.2%)

45,000	Abercrombie & Fitch Management Company* 8.750%, 07/15/25	47,926

50,000	ACCO Brands Corp.*^ 4.250%, 03/15/29	47,828

65,000	Albertsons Companies, Inc. / Safeway, Inc. / New Albertsons, LP / Albertsons, LLC* 4.625%, 01/15/27	66,585

PRINCIPAL AMOUNT		VALUE

59,000	4.875%, 02/15/30	$60,173

23,000	3.500%, 03/15/29^	21,775

	Allison Transmission, Inc.*

40,000	4.750%, 10/01/27	40,612

10,000	3.750%, 01/30/31	9,312

10,000	American Airlines Group, Inc.*^ 3.750%, 03/01/25	9,290

25,000	Arcosa, Inc.* 4.375%, 04/15/29	24,500

200,000	ARD Finance, SA* 6.500%, 06/30/27 7.250% PIK rate	202,878

21,000	At Home Group, Inc.* 7.125%, 07/15/29	19,703

28,000	Avolon Holdings Funding, Ltd.*µ 5.250%, 05/15/24	29,701

45,000	Beacon Roofing Supply, Inc.* 4.125%, 05/15/29	43,031

65,000	Berry Global, Inc.* 4.875%, 07/15/26	66,759

44,000	BWX Technologies, Inc.* 4.125%, 04/15/29	43,617

26,000	Cascades, Inc. / Cascades USA, Inc.* 5.375%, 01/15/28	26,556

11,000	Catalent Pharma Solutions, Inc.*^ 3.500%, 04/01/30	10,319

	Delta Air Lines, Inc.

12,000	7.375%, 01/15/26	13,673

11,000	3.800%, 04/19/23	11,135

	Delta Air Lines, Inc. / SkyMiles IP, Ltd.*

11,000	4.750%, 10/20/28	11,756

6,000	4.500%, 10/20/25µ	6,226

22,000	Dun & Bradstreet Corp.* 5.000%, 12/15/29	21,961

33,000	Eco Material Technologies, Inc.* 7.875%, 01/31/27	33,519

42,000	Endure Digital, Inc.*^ 6.000%, 02/15/29	37,429

25,000	EnerSys* 4.375%, 12/15/27	25,445

50,000	Fly Leasing, Ltd.* 7.000%, 10/15/24	48,208

23,000	GFL Environmental, Inc.* 3.750%, 08/01/25	23,023

	Golden Nugget, Inc.*

35,000	6.750%, 10/15/24	35,015

25,000	8.750%, 10/01/25	25,567

23,000	Graham Packaging Company, Inc.* 7.125%, 08/15/28	23,403

25,000	Granite US Holdings Corp.*^ 11.000%, 10/01/27	27,060

	Graphic Packaging International, LLC*

30,000	4.750%, 07/15/27	31,616

20,000	3.500%, 03/01/29	19,147

51,000	Great Lakes Dredge & Dock Corp.* 5.250%, 06/01/29	52,160

101,000	H&E Equipment Services, Inc.* 3.875%, 12/15/28	95,507

59,000	Hawaiian Brand Intellectual Property, Ltd. / HawaiianMiles Loyalty, Ltd.* 5.750%, 01/20/26	60,366

See accompanying Notes to Schedule of Investments

Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

65,000	Herc Holdings, Inc.* 5.500%, 07/15/27	$66,907

61,000	Howmet Aerospace, Inc. 5.125%, 10/01/24	63,855

50,000	IEA Energy Services, LLC* 6.625%, 08/15/29	48,919

62,000	JELD-WEN, Inc.* 4.625%, 12/15/25	61,792

18,000	KeHE Distributors, LLC / KeHE Finance Corp.* 8.625%, 10/15/26	19,186

49,000	Ken Garff Automotive, LLC* 4.875%, 09/15/28	47,488

21,000	MasTec, Inc.* 4.500%, 08/15/28	21,370

47,000	Meritor, Inc.* 4.500%, 12/15/28	45,836

33,000	Moog, Inc.* 4.250%, 12/15/27	33,142

60,000	Nationstar Mortgage Holdings, Inc.* 5.500%, 08/15/28	58,847

52,000	Novelis Corp.* 4.750%, 01/30/30	52,060

15,000	OI European Group, BV* 4.750%, 02/15/30	14,696

50,000	Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer, LLC / Reynolds Gro* 4.000%, 10/15/27	47,417

50,000	Park-Ohio Industries, Inc.^ 6.625%, 04/15/27	45,295

52,000	Patrick Industries, Inc.* 4.750%, 05/01/29	49,808

55,000	Peninsula Pacific Entertainment, LLC / Peninsula Pacific Entertainment Finance In* 8.500%, 11/15/27	59,037

22,000	PGT Innovations, Inc.* 4.375%, 10/01/29	21,231

10,000	Picasso Finance Sub, Inc.* 6.125%, 06/15/25	10,381

39,000	QVC, Inc. 4.375%, 09/01/28	35,972

125,000	Scientific Games International, Inc.* 5.000%, 10/15/25	127,900

40,000	Sensata Technologies, Inc.* 3.750%, 02/15/31	37,652

	Sinclair Television Group, Inc.*

33,000	4.125%, 12/01/30	30,424

20,000	5.500%, 03/01/30	18,582

	Standard Industries, Inc.*

50,000	5.000%, 02/15/27	50,369

11,000	4.375%, 07/15/30^	10,538

90,000	Station Casinos, LLC* 4.500%, 02/15/28	87,673

35,000	Stericycle, Inc.* 3.875%, 01/15/29	33,447

35,000	STL Holding Company, LLC* 7.500%, 02/15/26	36,887

	TransDigm, Inc.

95,000	6.250%, 03/15/26*	98,278

60,000	7.500%, 03/15/27	62,317

22,000	Tronox, Inc.* 4.625%, 03/15/29	21,295

PRINCIPAL AMOUNT		VALUE

	United Rentals North America, Inc.

20,000	3.750%, 01/15/32	$19,331

11,000	3.875%, 02/15/31	10,724

44,000	Vertiv Group Corp.* 4.125%, 11/15/28	42,981

46,000	Wabash National Corp.* 4.500%, 10/15/28	44,646

25,000	Waste Pro USA, Inc.* 5.500%, 02/15/26	24,340

	WESCO Distribution, Inc.*

27,000	7.125%, 06/15/25^	28,288

13,000	7.250%, 06/15/28	13,954

		2,975,646

	Information Technology (0.7%)

21,000	Booz Allen Hamilton, Inc.* 4.000%, 07/01/29	20,775

25,000	CDK Global, Inc.* 5.250%, 05/15/29	26,021

39,000	Clear Channel Worldwide Holdings, Inc.* 5.125%, 08/15/27	39,293

60,000	CommScope Technologies, LLC* 6.000%, 06/15/25	58,500

40,000	CommScope, Inc.* 4.750%, 09/01/29	38,350

	Dell International, LLC / EMC Corp.

55,000	6.020%, 06/15/26µ	62,433

32,000	6.100%, 07/15/27	37,533

26,000	Fair Isaac Corp.* 4.000%, 06/15/28	25,948

22,000	II-VI, Inc.* 5.000%, 12/15/29	21,976

50,000	KBR, Inc.* 4.750%, 09/30/28	49,985

	MPH Acquisition Holdings, LLC*

50,000	5.750%, 11/01/28^	45,063

20,000	5.500%, 09/01/28	19,232

22,000	NCR Corp.* 5.125%, 04/15/29	21,977

73,000	Nielsen Finance, LLC / Nielsen Finance Company* 4.500%, 07/15/29	68,146

34,000	ON Semiconductor Corp.* 3.875%, 09/01/28	33,787

	Open Text Corp.*

39,000	3.875%, 02/15/28	38,367

16,000	3.875%, 12/01/29	15,373

16,000	Open Text Holdings, Inc.* 4.125%, 12/01/31	15,488

22,000	Playtika Holding Corp.* 4.250%, 03/15/29	21,045

36,000	PTC, Inc.* 4.000%, 02/15/28	35,841

50,000	TTM Technologies, Inc.* 4.000%, 03/01/29	47,760

	Twilio, Inc.

30,000	3.625%, 03/15/29	28,852

11,000	3.875%, 03/15/31^	10,536

55,000	Viavi Solutions, Inc.* 3.750%, 10/01/29	52,930

See accompanying Notes to Schedule of Investments

Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

50,000	ZoomInfo Technologies, LLC / ZoomInfo Finance Corp.* 3.875%, 02/01/29	$47,101

		882,312

	Materials (0.5%)

27,000	Allegheny Technologies, Inc. 5.875%, 12/01/27	27,558

25,000	ArcelorMittal, SA 7.000%, 10/15/39	32,555

35,000	Chemours Company* 4.625%, 11/15/29	33,394

65,000	Clearwater Paper Corp.*^ 4.750%, 08/15/28	65,364

	Commercial Metals Company

22,000	4.125%, 01/15/30	21,840

11,000	4.375%, 03/15/32	10,955

25,000	Freeport-McMoRan, Inc. 5.450%, 03/15/43	29,434

34,000	HB Fuller Company 4.250%, 10/15/28	33,836

43,000	Intertape Polymer Group, Inc.* 4.375%, 06/15/29	42,781

40,000	JW Aluminum Continuous Cast Company* 10.250%, 06/01/26	42,097

	Kaiser Aluminum Corp.*^

25,000	4.625%, 03/01/28	24,161

5,000	4.500%, 06/01/31	4,720

22,000	LSF11 A5 HoldCo, LLC* 6.625%, 10/15/29	21,607

46,000	Mercer International, Inc. 5.125%, 02/01/29	45,608

23,000	Owens-Brockway Glass Container, Inc.* 6.625%, 05/13/27	24,154

56,000	Silgan Holdings, Inc. 4.125%, 02/01/28	56,283

21,000	Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc.* 5.125%, 04/01/29	21,231

39,000	Univar Solutions USA, Inc.* 5.125%, 12/01/27	39,824

23,000	Valvoline, Inc.* 3.625%, 06/15/31	21,128

		598,530

	Real Estate (0.2%)

34,000	EPR Properties 3.750%, 08/15/29	33,296

	Forestar Group, Inc.*

38,000	5.000%, 03/01/28	38,588

21,000	3.850%, 05/15/26	20,735

34,000	iStar, Inc. 5.500%, 02/15/26	34,686

39,000	MIWD Holdco II LLC* 5.500%, 02/01/30	38,683

	Service Properties Trust

65,000	4.350%, 10/01/24	62,181

20,000	5.250%, 02/15/26	19,219

		247,388

	Special Purpose Acquisition Companies (0.1%)

	Fertitta Entertainment Company*

45,000	6.750%, 01/15/30	43,734

PRINCIPAL AMOUNT			VALUE

23,000		4.625%, 01/15/29	$22,421

			66,155

		Utilities (0.1%)

6,000		NRG Energy, Inc. 6.625%, 01/15/27	6,204

16,000		PPL Capital Funding, Inc.^‡ 2.885%, 03/30/67 3 mo. USD LIBOR + 2.67%	14,846

10,000		Talen Energy Supply, LLC* 7.250%, 05/15/27	8,986

65,000		TerraForm Power Operating, LLC* 5.000%, 01/31/28	66,076

		Vistra Corp.*‡

25,000		8.000%, 10/15/26 5 year CMT + 6.93%	25,998

20,000		7.000%, 12/15/26 5 year CMT + 5.74%	19,972

			142,082

		TOTAL CORPORATE BONDS (Cost $16,709,760)	16,665,778

CONVERTIBLE BONDS (30.4%)

		Communication Services (4.4%)

1,190,000		Liberty Media Corp.* 0.500%, 12/01/50	1,600,633

		Live Nation Entertainment, Inc.

1,030,000		2.500%, 03/15/23	1,722,500

650,000		2.000%, 02/15/25	817,226

		Sea, Ltd.

821,000		0.250%, 09/15/26	692,103

552,000		2.375%, 12/01/25	1,018,434

			5,850,896

		Consumer Discretionary (13.6%)

790,000		Airbnb, Inc.*µ 0.000%, 03/15/26	751,061

781,000		Booking Holdings, Inc.^ 0.750%, 05/01/25	1,166,135

126,000		DISH Network Corp. 2.375%, 03/15/24	121,027

5,260,000		Ford Motor Company* 0.000%, 03/15/26	7,140,082

170,000		Liberty Broadband Corp.* 2.750%, 09/30/50	171,590

1,735,000		Marriott Vacations Worldwide Corp.* 0.000%, 01/15/26	1,934,247

800,000		Meituan 0.000%, 04/27/28	739,608

1,548,000		Trip.com Group, Ltd. 1.500%, 07/01/27	1,828,157

3,475,000		Vail Resorts, Inc.^ 0.000%, 01/01/26	3,483,861

500,000	GBP	WH Smith, PLC 1.625%, 05/07/26	665,382

			18,001,150

		Consumer Staples (0.9%)

1,415,000	CAD	Premium Brands Holdings Corp. 4.200%, 09/30/27	1,180,122

See accompanying Notes to Schedule of Investments

Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

		Energy (1.3%)

1,600,000		TotalEnergies, SE 0.500%, 12/02/22	$1,700,576

		Financials (4.1%)

		Citigroup Global Markets Funding Luxembourg SCA

17,000,000	HKD	0.000%, 05/28/24	2,248,970

9,000,000	HKD	0.000%, 07/25/24	1,340,584

		JPMorgan Chase Bank NA

600,000		0.000%, 08/07/22	688,230

165,000		0.125%, 01/01/23*	164,203

1,090,000		Realogy Group, LLC / Realogy Co-Issuer Corp.* 0.250%, 06/15/26	1,050,008

			5,491,995

		Industrials (2.1%)

140,000,000	JPY	DMG Mori Company, Ltd. 0.000%, 07/16/24	1,258,175

700,000	EUR	Duerr, AG 0.750%, 01/15/26	1,037,982

195,000		JetBlue Airways Corp.* 0.500%, 04/01/26	185,548

340,000		John Bean Technologies Corp.* 0.250%, 05/15/26	348,922

			2,830,627

		Information Technology (1.6%)

400,000		Globalwafers Company, Ltd. 0.000%, 06/01/26	418,652

730,000		ON Semiconductor Corp.* 0.000%, 05/01/27	971,849

30,000		Shift4 Payments, Inc.*^ 0.500%, 08/01/27	25,459

630,000		Shopify, Inc.^ 0.125%, 11/01/25	674,257

			2,090,217

		Materials (2.2%)

725,000		Ivanhoe Mines, Ltd.* 2.500%, 04/15/26	989,596

1,024,000		Lithium Americas Corp.* 1.750%, 01/15/27	907,510

920,000		MP Materials Corp.* 0.250%, 04/01/26	1,077,117

			2,974,223

		Real Estate (0.2%)

200,000		Vingroup, JSC 3.000%, 04/20/26	199,930

		TOTAL CONVERTIBLE BONDS (Cost $38,940,885)	40,319,736

BANK LOANS (0.1%) ¡

		Communication Services (0.1%)

157,119		Intelsat Jackson Holdings, SA 8.625%, 01/02/24	157,169

PRINCIPAL AMOUNT			VALUE

		Information Technology (0.0%)

51,836		Banff Merger Sub, Inc.‡ 3.974%, 10/02/25 3 mo. LIBOR + 3.75%	$51,724

		TOTAL BANK LOANS (Cost $209,889)	208,893

NUMBER OF SHARES			VALUE

WARRANTS (0.0%) #

		Energy (0.0%)

164		Chesapeake Energy Corp. 02/09/26, Strike $35.46	6,445

147		Chesapeake Energy Corp. 02/09/26, Strike $27.08	6,234

91		Chesapeake Energy Corp. 02/09/26, Strike $35.71	3,206

256		Denbury, Inc. 09/18/25, Strike $32.59	11,013

95		Denbury, Inc. 09/18/23, Strike $35.41	3,895

2,607		Mcdermott International, Ltd.& 06/30/27, Strike $15.98	0

2,347		Mcdermott International, Ltd.& 06/30/27, Strike $12.33	0

		TOTAL WARRANTS (Cost $54,580)	30,793

COMMON STOCKS (93.0%)

		Communication Services (8.5%)

1,600		Alphabet, Inc. - Class A#	4,329,712

925		Altice USA, Inc. - Class A#	13,339

965	EUR	CTS Eventim, AG & Company KGaA#	68,599

371		Cumulus Media, Inc. - Class Aµ#	3,803

2,330	PHP	Globe Telecom, Inc.	142,121

7,500		Meta Platforms, Inc. - Class Aµ#	2,349,450

22,000	ZAR	MTN Group, Ltd.#	276,670

535	KRW	NAVER Corp.	141,315

5,385	GBP	Rightmove, PLC	47,461

38,460		Tencent Holdings, Ltd.^	2,405,288

6,300	HKD	Tencent Holdings, Ltd.	394,772

7,610		Walt Disney Company#~	1,088,002

4,275	GBP	YouGov, PLC	66,694

			11,327,226

		Consumer Discretionary (8.7%)

19,300	HKD	Alibaba Group Holding, Ltd.#	302,500

1,745		Alibaba Group Holding, Ltd.#	219,504

115,520	MXN	Alsea, SAB de CV#	237,111

1,260		Amazon.com, Inc.^#	3,769,252

12,800		Arcos Dorados Holdings, Inc. - Class A#	82,688

1,065	CAD	Aritzia, Inc.#	49,406

2,770	EUR	Brembo S.p.A^	36,827

3,900	CNY	BYD Company, Ltd. - Class A	145,565

940	EUR	CIE Automotive, SA^	27,304

10,075	CHF	Cie Financiere Richemont, SA	1,464,238

49,700	GBP	Compass Group, PLC	1,129,563

2,190	INR	Dixon Technologies India, Ltd.	130,672

2,840	AUD	IDP Education, Ltd.^	59,363

See accompanying Notes to Schedule of Investments

Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

NUMBER OF SHARES			VALUE

64,800	INR	Indian Hotels Company, Ltd.	$189,251

8,150	HKD	JD.com, Inc. - Class A#	308,896

26,000	HKD	Li Ning Company, Ltd.	253,708

10,000	BRL	Lojas Renner, SA	52,956

3,300		Lululemon Athletica, Inc.#	1,101,408

144		MercadoLibre, Inc.µ#	163,017

565	SEK	MIPS, AB	56,174

1,800	JPY	Nextage Company, Ltd.	45,202

89,400	HKD	Samsonite International, SA*#	186,849

1,245		Tesla, Inc.µ#	1,166,216

1,110	SEK	Thule Group, AB*	53,576

5,000	INR	Titan Company, Ltd.	159,079

1,880	JPY	Toyota Boshoku Corp.	33,324

4,090	GBP	Watches of Switzerland Group, PLC*#	71,254

			11,494,903

		Consumer Staples (5.6%)

33,699		Coca-Cola Company^~	2,055,976

3,670		Costco Wholesale Corp.µ	1,853,827

815	EUR	Interparfums, SA	61,926

34,150	BRL	JBS, SA	225,669

1,400	JPY	Kobe Bussan Company, Ltd.	43,581

300	CNY	Kweichow Moutai Company, Ltd. - Class A	89,686

15,750	HKD	L’Occitane International, SA	62,113

23,200		Mondelez International, Inc. - Class A	1,555,096

5,900	CHF	Nestle, SA	761,916

680	DKK	Royal Unibrew, A/S	78,176

21,150	INR	Varun Beverages, Ltd.	257,740

112,900	MXN	Wal-Mart de Mexico, SAB de CV	382,956

			7,428,662

		Energy (5.1%)

6,900	CAD	ARC Resources, Ltd.^	80,825

2,110		Calfrac Well Services, Ltd.#	9,041

32,100	CAD	Canadian Natural Resources, Ltd.^	1,632,841

30,270	CAD	CES Energy Solutions Corp.	58,104

479		Chaparral Energy, Inc. - Class A&#	22,513

131		Chesapeake Energy Corp.^	8,930

7,890		Chevron Corp.µ	1,036,194

90		Denbury, Inc.#	6,763

654		Diamond Offshore Drilling, Inc.&#	3,630

3,045		Energy Transfer, LP	29,141

1,815		Enterprise Products Partners, LP	42,907

341		EP Energy Corp.&#	30,477

16,215		Exxon Mobil Corp.µ	1,231,691

22		Gulfport Energy Corp.#	1,457

585		Magellan Midstream Partners, LP	28,589

4,474		Occidental Petroleum Corp.µ	168,536

80,400	INR	Oil & Natural Gas Corp, Ltd.	187,890

458		Ranger Oil Corp. - Class A^#	14,203

10,700	INR	Reliance Industries, Ltd.	344,462

6,800	ZAR	Sasol, Ltd.#	153,084

36,460		Schlumberger, NVµ	1,424,492

776		Superior Energy Services, Inc.*&#	33,756

89,100	IDR	United Tractors, Tbk PT	144,060

627		Weatherford International, PLC#	18,810

7,250	CAD	Whitecap Resources, Inc.^	51,160

450		Williams Companies, Inc.^	13,473

			6,777,029

NUMBER OF SHARES			VALUE

		Financials (18.0%)

101,400	HKD	AIA Group, Ltd.	$1,058,597

36,300		Banco Bradesco, SA	155,727

531,500	IDR	Bank Central Asia, Tbk PT	282,703

71,825		Bank of America Corp.^~	3,314,005

10,000	EUR	Bank of Ireland Group, PLC#	67,399

2,080	CAD	Canadian Western Bank^	63,211

113,000	TWD	Cathay Financial Holding Company, Ltd.	262,109

19,965	TWD	Chailease Holding Company, Ltd.	183,126

36,400	HKD	China International Capital Corp., Ltd. - Class H*	99,154

26,000	HKD	China Merchants Bank Company, Ltd. - Class H	217,311

4,780	EUR	Coface, SA#	63,239

6,000	SGD	DBS Group Holdings, Ltd.	157,601

3,000	EUR	FinecoBank Banca Fineco S.p.A	50,437

28,400	AED	First Abu Dhabi Bank, PJSC	154,640

47,900	ZAR	FirstRand, Ltd.	193,090

24,350	MXN	Grupo Financiero Banorte, SAB de CV - Class O	154,023

7,680	KRW	Hana Financial Group, Inc.	289,370

139,000	INR	HDFC Bank, Ltd.	2,793,278

1,700	HKD	Hong Kong Exchanges & Clearing, Ltd.	97,029

5,985	INR	Housing Development Finance Corp., Ltd.	203,970

44,900		Huntington Bancshares, Inc.^	676,194

21,710		ICICI Bank, Ltd.^	471,758

161,800	EUR	ING Groep, NV	2,392,877

76,525		Itau Unibanco Holding, SA	361,198

18,800		JPMorgan Chase & Company^~	2,793,680

56,400	THB	Kasikornbank PCL	257,559

20,700		Morgan Stanley	2,122,578

1,070	EUR	NN Group, NV	59,879

10,235	GBP	Paragon Banking Group, PLC	78,833

25,500	HKD	Ping An Insurance Group Company of China, Ltd. - Class H	202,363

97,950		UBS Group, AG^#	1,828,726

51,525		Wells Fargo & Companyµ	2,772,045

			23,877,709

		Health Care (8.0%)

2,020	GBP	Abcam, PLC#	36,385

57,098		Alcon, Inc.^	4,383,984

690	GBP	Dechra Pharmaceuticals, PLC	38,757

6,710		Eli Lilly & Companyµ	1,646,567

3,550	GBP	Ergomed, PLC#	54,246

1,310	EUR	Evotec, SE#	53,009

410		Galapagos, NV#	27,675

1,150	CHF	Lonza Group, AG#	792,858

3,900	BRL	Notre Dame Intermedica Participacoes, SA	52,293

23,200		Novo Nordisk, A/S	2,316,984

2,150		UnitedHealth Group, Inc.^	1,016,025

14,000	HKD	Wuxi Biologics Cayman, Inc.*#	140,319

			10,559,102

		Industrials (8.0%)

1,220	EUR	Aalberts, NV	74,579

14,700	EUR	Airbus, SE#	1,877,090

100	JPY	BayCurrent Consulting, Inc.	37,952

475		Boeing Company#	95,114

See accompanying Notes to Schedule of Investments

Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

NUMBER OF SHARES			VALUE

3,400	CNY	Contemporary Amperex Technology Company, Ltd. - Class A	$328,396

480	EUR	DO & CO, AG#	49,478

1,580	EUR	Duerr, AG	69,923

750	JPY	Ebara Corp.	36,759

2,500	GBP	Electrocomponents, PLC	37,852

7,400	NZD	Freightways, Ltd.	58,925

280	EUR	IMCD, NV	48,166

52,300	PHP	International Container Terminal Services, Inc.	205,732

1,005	EUR	Interpump Group S.p.A	62,062

14	CHF	Interroll Holding, AG	59,257

5,900	INR	Larsen & Toubro, Ltd.	152,271

4,700	BRL	Localiza Rent a Car, SA	51,867

38,800	CNY	NARI Technology Company, Ltd. - Class A	217,063

15,400		Quanta Services, Inc.µ	1,581,888

1,240	EUR	Rexel, SA#	27,639

42,300	SEK	Sandvik, AB	1,113,950

13,600	EUR	Schneider Electric, SE	2,303,776

1,600	JPY	SMS Company, Ltd.	43,988

1,345	CAD	Stantec, Inc.	71,347

2,200	JPY	THK Company, Ltd.	54,971

16,125	INR	Voltas, Ltd.	256,587

9,300	GBP	Volution Group, PLC	63,014

10,400		Waste Management, Inc.µ	1,564,576

			10,544,222

		Information Technology (24.1%)

5,015		Accenture, PLC - Class A	1,773,204

380	EUR	Adyen, NV*#	773,261

230	EUR	Alten, SA	37,514

24,145		Apple, Inc.^	4,220,063

6,785		ASML Holding, NV	4,594,802

715	EUR	BE Semiconductor Industries, NV	59,952

390		Endava, PLC^#	47,432

11,600	CNY	GoerTek, Inc. - Class A	87,482

16,725		Infosys, Ltd.	394,208

750	EUR	Jenoptik, AG	27,449

4,300	JPY	Keyence Corp.	2,205,566

1,360	GBP	Keywords Studios, PLC	46,092

1,125	EUR	Lectra	48,300

27,000	TWD	Marketech International Corp.	162,600

8,000	TWD	MediaTek, Inc.	317,754

17,255		Microsoft Corp.µ	5,365,960

10,100		NVIDIA Corp.	2,473,086

3,750	GBP	Sage Group, PLC	36,645

3,120	KRW	Samsung Electronics Company, Ltd.	194,061

700	JPY	SCREEN Holdings Company, Ltd.	70,249

1,000	TWD	Silergy Corp.	135,164

2,430	KRW	SK Hynix, Inc.	251,524

326,000	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	7,537,768

6,890		Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	844,921

1,700	JPY	TIS, Inc.	44,711

18,700	BRL	TOTVS, SA	102,373

1,050	AUD	WiseTech Global, Ltd.	34,198

445		WNS Holdings, Ltd.#	37,451

			31,923,790

		Materials (5.7%)

2,060	EUR	Acerinox, SA	26,251

NUMBER OF SHARES			VALUE

19,000	HKD	Anhui Conch Cement Company, Ltd. - Class H	$100,501

4,350	INR	Asian Paints, Ltd.	184,789

27,900		Cemex, SAB de CV#	170,748

31,875	EUR	CRH, PLC	1,599,819

16,790	CAD	First Quantum Minerals, Ltd.	413,559

62,100		Freeport-McMoRan, Inc. - Class H~	2,311,362

7,350	AUD	IGO, Ltd.	62,188

1,075	AUD	James Hardie Industries, PLC	36,179

590	JPY	Kureha Corp.	44,047

171,200	NOK	Norsk Hydro, ASA	1,315,725

4,010	AUD	OZ Minerals, Ltd.	69,562

2,010	AUD	Rio Tinto, Ltd.	159,806

15,200	GBP	Rio Tinto, PLC	1,071,377

			7,565,913

		Real Estate (0.4%)

230,400	PHP	Ayala Land, Inc.	162,685

22,500	INR	DLF, Ltd.	119,456

4,600	INR	Godrej Properties, Ltd.#	106,528

2,200	JPY	Katitas Company, Ltd.	67,102

220	EUR	VGP, NV	62,340

			518,111

		Special Purpose Acquisition Company (0.9%)

47,265	EUR	Shell, PLC	1,206,128

		TOTAL COMMON STOCKS (Cost $115,847,041)	123,222,795

PREFERRED STOCKS (0.1%)

		Consumer Discretionary (0.0%)

305		Guitar Center, Inc.	37,972

		Energy (0.1%)

2,260		NuStar Energy, LP‡ 7.625%, 06/15/22 3 mo. USD LIBOR + 5.64%	49,675

1,210		NuStar Energy, LP‡ 6.969%, 03/02/22 3 mo. USD LIBOR + 6.77%	29,778

2,270		NuStar Logistics, LP‡ 6.975%, 01/15/43 3 mo. USD LIBOR + 6.73%	57,227

			136,680

		Financials (0.0%)

876		B Riley Financial, Inc. 5.250%, 08/31/28	21,707

		TOTAL PREFERRED STOCKS (Cost $196,092)	196,359

CONVERTIBLE PREFERRED STOCKS (5.7%)

		Consumer Discretionary (1.6%)

13,575		Aptiv, PLCµ 5.500%, 06/15/23	2,114,713

		Energy (0.0%)

1		Gulfport Energy Operating Corp. 10.000%, 03/03/22 15.000% PIK rate	4,550

See accompanying Notes to Schedule of Investments

Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

NUMBER OF SHARES		VALUE

	Financials (0.8%)

12,077	KKR & Company, Inc.^ 6.000%, 09/15/23	$1,071,955

	Health Care (0.8%)

595	Danaher Corp. 4.750%, 04/15/22	1,134,219

	Information Technology (1.1%)

765	Broadcom, Inc. 8.000%, 09/30/22	1,401,189

	Utilities (1.4%)

7,200	AES Corp.µ^ 6.875%, 02/15/24	655,560

19,761	NextEra Energy, Inc. 4.872%, 09/01/22	1,149,300

		1,804,860

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $6,533,193)	7,531,486

EXCHANGE-TRADED FUND (0.8%)

	Other (0.8%)

45,865	Invesco Senior Loan ETF^ (Cost $1,013,622)	1,008,113

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

PURCHASED OPTIONS (2.9%) #

	Communication Services (0.0%)

22	Netflix, Inc.

939,708	Call, 03/18/22, Strike $640.00	693

	Consumer Discretionary (0.1%)

70	Lowe’s Companies, Inc.

1,661,450	Call, 03/18/22, Strike $230.00	109,025

224	Melco Resorts & Entertainment,

236,544	Ltd. Call, 01/20/23, Strike $13.00	38,080

87	Trip.com Group, Ltd.

231,507	Call, 01/20/23, Strike $30.00	33,930

		181,035

	Energy (0.4%)

160	Pioneer Natural Resources

3,502,240	Company Call, 01/20/23, Strike $200.00	574,400

	Information Technology (0.1%)

118	Micron Technology, Inc.

970,786	Call, 07/15/22, Strike $90.00	74,635

	Materials (0.0%)

130	Vale, SA

197,340	Call, 03/18/22, Strike $16.00	6,630

	Other (2.3%)

	Invesco QQQ Trust Series

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

328

11,908,040	Put, 12/16/22, Strike $340.00	$842,140

310

11,254,550	Put, 02/18/22, Strike $385.00	736,405

193

7,006,865	Call, 12/16/22, Strike $450.00	91,096

	iShares MSCI Emerging Markets

2,225

10,866,900	Put, 11/18/22, Strike $47.00	806,562

430

2,100,120	Put, 03/18/22, Strike $48.00	57,620

226	iShares MSCI India ETF

1,036,662	Put, 03/18/22, Strike $45.00	25,425

	SPDR S&P 500 ETF Trust

163

7,333,533	Put, 12/16/22, Strike $400.00	342,870

163

7,333,533	Call, 12/16/22, Strike $535.00	54,198

646	VanEck Russia ETF

1,548,462	Call, 04/14/22, Strike $26.00	87,210

		3,043,526

	TOTAL PURCHASED OPTIONS (Cost $3,792,642)	3,880,919

TOTAL INVESTMENTS (145.6%) (Cost $183,297,704)		193,064,872

MANDATORY REDEEMABLE PREFERRED SHARES, AT LIQUIDATION VALUE (-12.8%)		(17,000,000)

LIABILITIES, LESS OTHER ASSETS (-32.8%)		(43,517,508)

NET ASSETS (100.0%)		$132,547,364

NOTES TO SCHEDULE OF INVESTMENTS

*

Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

µ	Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $25,675,795.
^	Security, or portion of security, is on loan.
@	In default status and considered non-income producing.
&	Illiquid security.
‡	Variable rate security. The rate shown is the rate in effect at January 31, 2022.
¡	Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.
#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options.
The aggregate value of such securities is $3,165,766.

See accompanying Notes to Schedule of Investments

Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

FOREIGN CURRENCY ABBREVIATIONS

AED	UAE Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	New Taiwan Dollar
ZAR	South African Rand

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

CURRENCY EXPOSURE JANUARY 31, 2022

	Value	% of Total Investments
US Dollar	$137,754,004	71.3%
European Monetary Unit	12,273,205	6.4%
New Taiwan Dollar	8,598,521	4.5%
Hong Kong Dollar	7,013,666	3.6%
Indian Rupee	5,085,973	2.6%
Japanese Yen	3,985,627	2.1%
Canadian Dollar	3,600,575	1.9%
British Pound Sterling	3,443,555	1.8%
Swiss Franc	3,078,269	1.6%
Norwegian Krone	1,315,725	0.7%
Swedish Krona	1,223,700	0.6%
South Korean Won	876,270	0.5%
Chinese Yuan Renminbi	868,192	0.4%
Mexican Peso	774,090	0.4%
South African Rand	622,844	0.3%
Philippine Peso	510,538	0.3%
Brazilian Real	485,158	0.3%
Indonesian Rupiah	426,763	0.2%
Australian Dollar	421,296	0.2%
Thai Baht	257,559	0.1%
Singapore Dollar	157,601	0.1%
UAE Dirham	154,640	0.1%
Danish Krone	78,176	0.0%
New Zealand Dollar	58,925	0.0%

Total Investments	$193,064,872	100.0%
Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

Note 1 – Organization and Significant Accounting Policies

Organization. Calamos Global Total Return (the “Fund”) was organized as a Delaware statutory trust on March 30, 2004 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on October 27, 2005.

The Fund’s investment strategy is to provide total return through a combination of capital appreciation and current income. Under normal circumstances, the Fund will invest primarily in a portfolio of common and preferred stocks, convertible securities and income producing securities such as investment grade and below investment grade (high yield/high risk) debt securities. Under normal circumstances, the Fund will invest at least 50% of its managed assets in equity securities (including securities that are convertible into equity securities). The Fund may invest up to 100% of its managed assets in securities of foreign issuers, including debt and equity securities of corporate issuers and debt securities of government issuers, in developed and emerging markets. Under normal circumstances, the Fund will invest at least 40% of its managed assets in securities of foreign issuers. “Managed assets” means the Fund’s total assets (including any assets attributable to any leverage that may be outstanding) minus total liabilities (other than debt representing financial leverage).

Significant Accounting Policies. The Schedule of Investments has been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following summarizes the significant accounting policies of the Fund:

Fund Valuation. The valuation of the Fund’s investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time each Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time the Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued either by an independent pricing agent approved by the board of trustees or based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s net asset value (“NAV”).

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Note 2 – Investments

The cost basis of investments for federal income tax purposes at January 31, 2022 was as follows*:

Cost basis of investments	$183,297,704

Gross unrealized appreciation	17,399,705
Gross unrealized depreciation	(7,632,537)

Net unrealized appreciation (depreciation)	$9,767,168

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Note 3 – Mandatory Redeemable Preferred Shares

The Fund issued MRPS on August 24, 2021 and September 6, 2017. On August 24, 2021, 360,000 MRPS were issued with an aggregate liquidation preference of $9.0 million. Of the 360,000 MRPS that were issued, 160,000 MRPS with an aggregate liquidation preference of $4.0 million have a delayed funding date of May 4, 2022. On September 6, 2017, 480,000 were issued mandatory redeemable preferred shares (“MRPS”) with an aggregate liquidation preference of $12.0 million. Offering costs incurred by the Fund in connection with the MRPS issuance are aggregated with the outstanding liability and are being amortized to Interest expense and amortization of offering costs on MRPS over the respective life of each series of MRPS and shown in the Statement of Operations.

The MRPS are divided into five series with different mandatory redemption dates and dividend rates. The table below summarizes the key terms of each series of the MRPS at January 31, 2022.

Series	Term Redemption Date	Dividend Rate	Shares (000’s)	Liquidation Preference Per Share	Aggregate Liquidation Preference
Series A	9/06/22	3.70%	160	$25	$4,000,000
Series B	9/06/24	4.00%	160	$25	$4,000,000
Series C	9/06/27	4.24%	160	$25	$4,000,000
Series D	8/24/26	2.45%	200	$25	$5,000,000
Series E*	5/24/27	2.68%	160	$25	$4,000,000
				Total	$21,000,000

*Series E MRPS were issued on August 24, 2021, with a delayed funding date of May 24, 2022. Series E MRPS are not included on the Statement of Assets and Liabilities.

The MRPS are not listed on any exchange or automated quotation system. The MRPS are considered debt of the issuer; therefore, the liquidation preference, which approximates fair value of the MRPS, is recorded as a liability in the Statement of Assets and Liabilities net of deferred offering costs. The MRPS are categorized as Level 2 within the fair value hierarchy.

Previously, Series A, B, and C of the MRPS had been assigned a rating of “AA” by Fitch Ratings, Inc. (“Fitch”). As of December 17, 2020, Kroll Bond Rating Agency LLC (“Kroll”) replaced Fitch as the rating agency for the MRPS. Series A, B, and C of the MRPS have been assigned a rating of `AA-’ by Kroll. As of August 24, 2021, Series D and E of the MRPS have been assigned a rating of `AA-’ by Kroll. If the ratings of the MRPS are downgraded, the Fund’s dividend expense may increase, as described below.

Holders of MRPS are entitled to receive monthly cumulative cash dividends payable on the first business day of each month. The MRPS currently are rated “AA-” by Kroll. If on the first day of a monthly dividend period the MRPS of any class are rated lower than “A” by Kroll, the dividend rate for such period shall be increased by 0.5%, 2.0% or 4.0% according to an agreed upon schedule. The MRPS’ dividend rate is also subject to increase during periods when the Fund has not made timely payments to MRPS holders and/or the MRPS do not have a current credit rating, subject to various terms and conditions. Dividends accrued and paid to the shareholders of MRPS are included in “Interest expense and amortization of offering costs on Mandatory Redeemable Preferred Shares” within the Statement of Operations.

The MRPS rank junior to the Fund’s borrowings under the SSB Agreement and senior to the Fund’s outstanding common stock. The Fund may, at its option, subject to various terms and conditions, redeem the MRPS, in whole or in part, at the liquidation preference amount plus all accumulated but unpaid dividends, plus a make whole premium equal to the discounted value of the remaining scheduled payments. Each class of MRPS is subject to mandatory redemption on the term redemption date specified in the table above. Periodically, the Fund is subject to an overcollateralization test based on applicable rating agency criteria (the “OC Test”) and an asset coverage test with respect to its outstanding senior securities (the “AC Test”). The Fund may be required to redeem MRPS before their term redemption date if it does not comply with one or both tests. So long as any MRPS are outstanding, the Fund may not declare, pay or set aside for payment cash dividends or other distributions on shares of its common stock unless (1) the Fund has satisfied the OC Test on at least one testing date in the preceding 65 days, (2) immediately after such transaction, the Fund would comply with the AC Test, (3) full cumulative dividends on the MRPS due on or prior to the date of such transaction have been declared and paid and (4) the Fund has redeemed all MRPS required to have been redeemed on such date or has deposited funds sufficient for such redemption, subject to certain grace periods and exceptions.

Except as otherwise required pursuant to the Fund’s governing documents or applicable law, the holders of the MRPS have one vote per share and vote together with the holders of common stock of the Fund as a single class except on matters affecting only the holders of MRPS or the holders of common stock. Pursuant to the 1940 Act, holders of the MRPS have the right to elect at least two trustees of the Fund, voting separately as a class. Except during any time when the Fund has failed to make a dividend or redemption payment in respect of MRPS outstanding, the holders of MRPS have agreed to vote in accordance with the recommendation of the board of trustees on any matter submitted to them for their vote or to the vote of shareholders of the Fund generally.